UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Austin Investment Management Inc
Address:  520 Madison Avenue, 28th Floor
          New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 August 14, 2007
[Signature]                      [City, State]                     [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

[Repeat as necessary.]

                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 117

Form 13F Information Table Value Total:  $198,586
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number Name 28-

[Repeat as necessary.]


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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
1/100 Berk Hath ClA         CL A              084990175   4926     4500 SH      SOLE                                           X
3m Co Com                   COM               88579Y101   1106    12750 SH      SOLE                                           X
AT&T, Inc.                  COM               00206R102   1018    24538 SH      SOLE                                           X
Abbott Laboratories         COM               002824100   1918    35826 SH      SOLE                         X
American Express Co         COM               025816109   3101    50700 SH      SOLE                                           X
Ameron International Corp   COM               030710107   4322    47930 SH      SOLE                         X
Apple Computer Inc.         COM               037833100    122     1000 SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    347    17500 SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    695    35000 SH      SHARED-DEFINED               X
Aqua America Inc.           COM               03836W103    945    42049 SH      SOLE                         X
Avx Corp New Com            COM               002444107   1448    86500 SH      SOLE                         X
Avx Corp New Com            COM               002444107    669    40000 SH      SHARED-DEFINED               X
Baker Hughes Inc.           COM               057224107   9096   108125 SH      SOLE                         X
Bank Of America Corp.       COM               060505104   1028    21030 SH      SOLE                                           X
Bank Of NY Co Inc - W/Rts   COM               064057102    221     5336 SH      SOLE                                           X
Boston Scientific Corp      COM               101137107    613    40000 SH      SHARED-DEFINED               X
Bp Amoco Plc-Spons Adr      SPONSORED ADR     055622104    233     3234 SH      SOLE                                           X
Bristol Myers Squibb Co     COM               110122108   4913   155685 SH      SOLE                         X
Bristol Myers Squibb Co     COM               110122108   1104    35000 SH      SHARED-DEFINED               X
Broadcom Corp. Cl A         CL A              111320107    345    11800 SH      SOLE                                           X
Burlington Northern Inc.    COM               12189T104   4938    58000 SH      SOLE                         X
California Wtr Svc Grp Com  COM               130788102    146     3900 SH      SOLE                                           X
Cedar Fair L.P.             DEPOSITORY UNIT   150185106    101     3600 SH      SOLE                                           X
Chevron Corp Com            COM               166764100   6731    79910 SH      SOLE                         X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY       167250109   6933   183725 SH      SOLE                         X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY       167250109    264     7000 SH      SHARED-DEFINED               X
Cisco Systems               COM               17275R102   5389   193516 SH      SOLE                         X
Citigroup Inc.              COM               172967101    532    10375 SH      SOLE                                           X
Coherent Inc.               COM               192479103    153     5000 SH      SHARED-DEFINED               X
Colgate Palmolive Co        COM               194162103    348     5380 SH      SOLE                                           X
Conocophillips Com          COM               20825C104   2080    26504 SH      SOLE                                           X
Consolidated Edison Inc.    COM               209115104   1395    30925 SH      SOLE                         X
Corning Inc.                COM               219350105    539    21100 SH      SOLE                                           X
Costco Wholesale Corp.      COM               22160K105    444     7600 SH      SOLE                                           X
Covanta Holding Corp.       COM               22282E102    242     9847 SH      SOLE                                           X
Devon Energy Corp New Com   COM               25179M103    100     1290 SH      SOLE                                           X
Diageo PLC - ADR            SPONSORED ADR NEW 25243Q205    833    10000 SH      SHARED-DEFINED               X
Duke Power Co               COM               26441C105   3137   171473 SH      SOLE                         X
East Group Properties Inc   COM               277276101    328     7500 SH      SOLE                                           X
Eli Lilly & Co              COM               532457108   1517    27156 SH      SOLE                                           X
Encana Corp.                COM               292505104   0790   175604 SH      SOLE                         X
Encana Corp.                COM               292505104   2150    35000 SH      SHARED-DEFINED               X
Essex Ppty Tr Inc Com       COM               297178105    372     3200 SH      SOLE                                           X
Exelon Corp.                COM               30161N101    265     3654 SH      SOLE                                           X
Exxon Mobil Corp.           COM               30231G102   3713    44273 SH      SOLE                         X
Fairfax Financial Holding   SUB VTG           303901102    191     1000 SH      SHARED-DEFINED               X
Finisar Corp                COM               31787A101    840   222400 SH      SOLE                                           X
Fording Canadian Coal       TR UNIT           345425102    196     6000 SH      SOLE                                           X
Fording Canadian Coal       TR UNIT           345425102    821    25000 SH      SHARED-DEFINED               X
Fpl Group Inc.              COM               302571104    295     5200 SH      SOLE                                           X
General Electric Co         COM               369604103    254     6650 SH      SOLE                                           X
Golar Lng Ltd               SHS               G9456A100    749    45000 SH      SHARED-DEFINED               X
Grant Prideco Inc.          COM               38821G101   3009    55900 SH      SOLE                         X
Home Depot                  COM               437076102   1212    30825 SH      SOLE                         X
Home Depot                  COM               437076102    983    25000 SH      SHARED-DEFINED               X
Honeywell Inc               COM               438516106   7113   126400 SH      SOLE                         X
IBM Corp                    COM               459200101   5073    48200 SH      SOLE                         X
IDT Corp -B                 CL B              448947309    516    50000 SH      SHARED-DEFINED               X
Infineon Tech - Adr         SPONSORED ADR     45662N103    775    46900 SH      SOLE                                           X
Internet Commerce Cl A      CL A              46059F109   1283   379830 SH      SOLE                                           X
Intel Corp                  COM               458140100    713    30000 SH      SHARED-DEFINED               X
Johnson & Johnson           COM               478160104   1560    25330 SH      SOLE                         X
KB Home                     COM               48666K109    696    17700 SH      SOLE                                           X
Level 3 Communications      COM               52729N100    980   167600 SH      SOLE                                           X
Mcgrath Rentcorp Com        COM               580589109    168     5000 SH      SOLE                                           X
Mellon Financial Corp.      COM               58551A108   5346   121514 SH      SOLE                         X
Mellon Financial Corp.      COM               58551A108    352     8000 SH      SHARED-DEFINED               X
Merck & Co Inc.             COM               589331107    199     4000 SH      SOLE                                           X
Merrill Lynch & Co. Inc     COM               590188108    192     2300 SH      SOLE                                           X
Microsoft Corp.             COM               594918104    603    20480 SH      SOLE                         X
Millea Holdings Inc Adr     ADR               60032R106    205     5000 SH      SOLE                                           X
Mueller Water Products-A    COM SER A         624758108    511    30000 SH      SHARED-DEFINED               X
Nabors Industries Inc.      CL A              G6359F103    307     9200 SH      SOLE                         X
News Corp. - A              CL A              65248E104    848    40000 SH      SHARED-DEFINED               X
Nexen Inc.                  COM               65334H102    866    28000 SH      SOLE                                           X
Noble Corporation Shs       COM               G65422100   6581    67490 SH      SOLE                         X
Novell Inc.                 COM               670006105    686    88100 SH      SOLE                                           X
Oneok Partners LP           UNIT LTD PARTN    68268N103   3968    57975 SH      SOLE                                           X
Oracle Systems Corp         COM               68389X105   1478    75000 SH      SOLE                                           X
Pfizer Inc                  COM               717081103   1047    40981 SH      SOLE                         X
Qualcomm Inc.               COM               747525103    104     2400 SH      SOLE                                           X
Reading Intern Class A      CL A              755408101    481    52000 SH      SOLE                                           X
Rio Tinto - ADR             SPONSORED ADR     767204100    459     1500 SH      SHARED-DEFINED               X
Schering Plough Corp-W/Rts  COM               806605101   9561   314100 SH      SOLE                         X
Schering Plough Corp-W/Rts  COM               806605101   1278    42000 SH      SHARED-DEFINED               X
Schlumberger Ltd            COM               806857108   2875    33850 SH      SOLE                                           X
Six Flags Inc.              COM               83001P109    751   123400 SH      SOLE                                           X
Spectra Energy Corp.        COM               847560109   5401   208063 SH      SOLE                         X
Spectra Energy Corp.        COM               847560109    779    30000 SH      SHARED-DEFINED               X
St. Joe Company             COM               790148100   1846    39850 SH      SOLE                         X
St. Joe Company             COM               790148100    417     9000 SH      SHARED-DEFINED               X
Suncor Energy Inc.          COM               867229106    584     6500 SH      SHARED-DEFINED               X
Sycamore Network            COM               871206108    302    75000 SH      SHARED-DEFINED               X
Tejon Ranch Co.             COM               879080109   4807   108775 SH      SOLE                         X
Tejon Ranch Co.             COM               879080109    302    10000 SH      SHARED-DEFINED               X
Tellabs Inc                 COM               879664100   1373   127630 SH      SOLE                         X
Texas Instruments           COM               882508104    301     8000 SH      SOLE                                           X
Textron Inc.                COM               883203101   1607    14600 SH      SOLE                                           X
Time Warner Inc.            COM               887317105   1472    70000 SH      SHARED-DEFINED               X
Town Sports Intl Holdings   COM               89214A102   1243    64342 SH      SOLE                                           X
Travelers Inc.              COM               885502104    107     2000 SH      SOLE                                           X
United Parcel Service Inc.  COM               911312106    146     2000 SH      SHARED-DEFINED               X
U S G Corp Com New          COM NEW           903293405   3970    80955 SH      SOLE                         X
United Technologies Corp.   COM               913017109    638     9000 SH      SOLE                                           X
United Utlities Plc         SPONSORED ADR     91311Q105   1937    68700 SH      SOLE                                           X
Universal Display Corp.     COM               91347P105    392    25000 SH      SOLE                                           X
Verizon Communications      COM               92343V104    259     6296 SH      SOLE                                           X
Vornado Rlty Tr Sh Ben Int  SH BEN INT        929042109   2328    21200 SH      SOLE                                           X
WCI Communities Inc.        COM               92923C104    250    15000 SH      SOLE                                           X
Walgreen Co                 COM               931422109   2399    55100 SH      SOLE                         X
Wal-Mart Stores             COM               931142103   1298    27000 SH      SHARED-DEFINED               X
Waters Corp.                COM               941848103    160     2700 SH      SOLE                                           X
Watts Water Tech Inc-CL A   CL A              942749102   3192    85200 SH      SOLE                         X
Watts Water Tech Inc-CL A   CL A              942749102    374     1000 SH      SHARED-DEFINED               X
White Mtns Ins Group Ltd    COM               G9618E107   1085     1791 SH      SOLE                                           X
Wrigley Wm Jr Co            COM               982526105   1280    23150 SH      SOLE                                           X
Wyeth Com                   COM               983024100    602    10500 SH      SOLE                                           X

                                              Total     198586



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